Other Operating Costs (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary Other Operating Costs
Other operating costs can be broken down as follows:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Legal and consulting fees	6,955	2,477	2,378
Insurance	4,855	803	97
Office and IT costs	4,236	3,282	790
Selling and travel costs	2,279	1,638	451
Other business supplies, equipment and services	1,835	1,396	382
Incidental rental costs and maintenance	814	696	382
Onerous contracts	0	240	0
Other costs	1,108	1,298	864
Total	22,082	11,830	5,344